Consolidated schedule of investments
Macquarie VIP Asset Strategy Series
September 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.20%
Fannie Mae REMICs
Series 2015-18 NS 0.725% (6.01% minus SOFR, Cap 6.12%) 4/25/45 Σ, =, •	865,859	$ 111,627
Series 2015-37 SB 0.225% (5.51% minus SOFR, Cap 5.62%) 6/25/45 Σ, =, •	1,758,744	208,970
Series 2016-48 US 0.705% (5.99% minus SOFR, Cap 6.10%) 8/25/46 Σ, =, •	1,891,849	154,519
Series 2017-33 AI 4.50% 5/25/47 Σ, =	804,556	98,950
Series 2019-13 IP 5.00% 3/25/49 Σ, =	582,780	104,277
Series 4740 SB 0.693% (6.04% minus SOFR, Cap 6.15%) 11/15/47 Σ, =, •	883,178	111,717

Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2023-HQA3 A1 144A 7.13% (SOFR + 1.85%) 11/25/43 #, •	381,988	386,079
Total Agency Collateralized Mortgage Obligations (cost $1,708,089)		1,176,139

Agency Commercial Mortgage-Backed Securities — 0.77%
Fannie Mae Series 2017-M2 A2 2.919% 2/25/27 •	1,184,411	1,155,428
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103 X1 0.756% 11/25/29 =, ♦, •	2,008,635	53,396
Series K115 X1 1.423% 6/25/30 =, ♦, •	1,780,240	106,199
FREMF Mortgage Trust
Series 2016-K60 B 144A 3.663% 12/25/49 #, •	2,751,000	2,689,518
Series 2018-K73 B 144A 3.982% 2/25/51 #, •	600,000	583,514
Total Agency Commercial Mortgage-Backed Securities (cost $4,964,355)		4,588,055

Agency Mortgage-Backed Securities — 9.02%
Fannie Mae S.F. 15 yr
2.00% 8/1/36	906,935	833,890
2.50% 4/1/36	1,551,959	1,465,731
3.00% 11/1/33	264,059	256,383
5.50% 10/1/38	488,673	498,880
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.00% 6/1/50	2,540,752	$ 2,119,786
2.00% 3/1/51	2,447,727	2,027,379
2.50% 8/1/50	467,174	411,857
2.50% 2/1/52	798,554	690,808
3.00% 8/1/50	646,657	589,003
3.00% 12/1/51	866,571	791,459
3.00% 2/1/52	1,891,183	1,708,906
3.00% 6/1/52	787,034	711,396
3.50% 1/1/48	264,040	251,293
3.50% 6/1/52	5,485,129	5,111,496
3.50% 9/1/52	1,287,521	1,214,032
4.00% 3/1/47	1,605,384	1,566,537
4.00% 5/1/51	84,143	81,844
4.00% 9/1/52	184,287	177,051
4.50% 10/1/52	1,760,838	1,731,720
4.50% 2/1/53	1,788,397	1,758,823
5.00% 8/1/53	739,732	748,404
5.50% 10/1/52	1,129,227	1,148,658
5.50% 11/1/52	800,046	816,989
5.50% 3/1/53	1,494,530	1,512,461
5.50% 7/1/53	146,234	147,971
6.00% 12/1/52	1,115,477	1,143,964
6.00% 5/1/53	370,319	381,877
6.00% 6/1/53	80,682	82,615
6.00% 7/1/53	392,261	408,612
6.00% 9/1/53	513,342	524,758
Freddie Mac S.F. 20 yr
2.00% 8/1/42	1,845,436	1,609,657
2.50% 2/1/42	803,478	721,180
2.50% 3/1/42	490,007	439,481
3.00% 3/1/37	600,063	569,677
Freddie Mac S.F. 30 yr
2.50% 11/1/51	3,242,329	2,841,589
2.50% 12/1/51	439,065	384,612
2.50% 1/1/52	1,339,428	1,171,632
2.50% 5/1/52	150,069	129,786
3.00% 1/1/52	1,362,783	1,225,497
4.00% 8/1/52	848,369	819,075
4.00% 9/1/52	1,183,895	1,140,970
4.50% 7/1/52	102,675	101,170
4.50% 9/1/52	878,783	865,483
4.50% 10/1/52	1,347,818	1,324,930
4.50% 11/1/52	1,553,839	1,527,991
5.00% 7/1/52	514,116	524,084
5.00% 9/1/52	945,328	958,895
5.00% 6/1/53	1,864,989	1,864,952
5.50% 9/1/52	923,807	941,172
5.50% 11/1/52	692,699	705,999
5.50% 3/1/53	346,837	356,176
5.50% 9/1/53	711,212	731,242
NQ- IV090 [0924] 1124 (4017304)    1

Consolidated schedule of investments
Macquarie VIP Asset Strategy Series   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
3.00% 12/20/51	446,423	$ 407,193
3.00% 1/20/52	412,692	376,396
5.00% 9/20/52	629,188	631,171
5.50% 2/20/54	440,394	447,301
Total Agency Mortgage-Backed Securities (cost $53,269,073)		53,731,894

Corporate Bonds — 9.93%
Banking — 2.36%
Bank of America
4.375% 1/27/27 μ, ψ	45,000	43,674
5.819% 9/15/29 μ	519,000	546,335
6.204% 11/10/28 μ	380,000	401,206

Barclays 7.385% 11/2/28 μ	200,000	216,058
BPCE 144A 5.936% 5/30/35 #, μ	250,000	261,916
Citibank
5.438% 4/30/26	250,000	254,955
5.488% 12/4/26	320,000	329,326
5.57% 4/30/34	360,000	384,207

Citigroup 7.00% 8/15/34 μ, ψ	115,000	123,350
Citizens Bank 6.064% 10/24/25 μ	750,000	750,002
Credit Agricole
144A 5.365% 3/11/34 #	255,000	266,426
144A 6.316% 10/3/29 #, μ	430,000	457,397
Deutsche Bank
3.729% 1/14/32 μ	248,000	222,637
6.72% 1/18/29 μ	200,000	211,774
6.819% 11/20/29 μ	335,000	360,695
7.146% 7/13/27 μ	150,000	156,173

Fifth Third Bancorp 6.361% 10/27/28 μ	627,000	660,584
Fifth Third Bank 5.852% 10/27/25 μ	250,000	250,089
Goldman Sachs Group
5.727% 4/25/30 μ	145,000	152,420
5.851% 4/25/35 μ	170,000	182,736
6.125% 11/10/34 μ, ψ	145,000	145,991
6.484% 10/24/29 μ	235,000	253,108

Huntington Bancshares 6.208% 8/21/29 μ	230,000	243,379
Huntington National Bank
4.552% 5/17/28 μ	255,000	255,258
5.65% 1/10/30	250,000	261,735
JPMorgan Chase & Co.
5.012% 1/23/30 μ	170,000	174,390
5.571% 4/22/28 μ	190,000	195,928
6.254% 10/23/34 μ	88,000	97,907

KeyBank 5.85% 11/15/27	80,000	82,971
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)

KeyCorp 6.401% 3/6/35 μ	130,000	$ 141,394
Lloyds Banking Group 5.721% 6/5/30 μ	200,000	209,652
Morgan Stanley
2.484% 9/16/36 μ	1,470,000	1,230,482
5.831% 4/19/35 μ	619,000	665,141
6.138% 10/16/26 μ	135,000	137,152
6.296% 10/18/28 μ	224,000	236,867
6.407% 11/1/29 μ	155,000	166,599
6.627% 11/1/34 μ	210,000	237,619
PNC Financial Services Group
5.676% 1/22/35 μ	145,000	153,784
6.875% 10/20/34 μ	245,000	280,635

Popular 7.25% 3/13/28	130,000	137,368
State Street 4.993% 3/18/27	215,000	220,111
SVB Financial Group 4.57% 4/29/33 ‡	387,000	226,753
UBS Group 144A 6.85% 9/10/29 #, μ, ψ	470,000	476,771
US Bancorp
2.491% 11/3/36 μ	1,245,000	1,051,024
4.653% 2/1/29 μ	167,000	168,655
5.384% 1/23/30 μ	65,000	67,518
5.678% 1/23/35 μ	145,000	153,761
5.727% 10/21/26 μ	37,000	37,471
6.787% 10/26/27 μ	95,000	99,778
		14,041,162
Basic Industry — 0.42%
Celanese US Holdings 6.05% 3/15/25	109,000	109,278
Cleveland-Cliffs 144A 7.00% 3/15/32 #	365,000	369,468
FMG Resources August 2006 144A 5.875% 4/15/30 #	375,000	380,176
Freeport-McMoRan 5.45% 3/15/43	200,000	201,052
LYB International Finance III
3.625% 4/1/51	165,000	123,087
5.50% 3/1/34	290,000	301,852

Sherwin-Williams 2.90% 3/15/52	710,000	478,087
Suzano Austria 2.50% 9/15/28	600,000	549,599
		2,512,599
Brokerage — 0.13%
Jefferies Financial Group
2.625% 10/15/31	630,000	546,699
5.875% 7/21/28	213,000	222,259
		768,958

2    NQ- IV090 [0924] 1124 (4017304)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods — 0.54%
Amphenol
2.20% 9/15/31	100,000	$ 86,472
5.05% 4/5/27	95,000	97,270
5.25% 4/5/34	105,000	109,742
Boeing
2.196% 2/4/26	385,000	370,895
144A 6.858% 5/1/54 #	645,000	708,427

Bombardier 144A 7.25% 7/1/31 #	360,000	381,036
Northrop Grumman 5.20% 6/1/54	265,000	270,087
Resideo Funding 144A 6.50% 7/15/32 #	370,000	380,272
Standard Industries 144A 4.375% 7/15/30 #	483,000	457,513
TransDigm 144A 6.875% 12/15/30 #	360,000	377,322
		3,239,036
Communications — 0.96%
American Tower
2.30% 9/15/31	575,000	495,052
5.20% 2/15/29	130,000	134,310
5.45% 2/15/34	115,000	120,279

Charter Communications Operating 3.85% 4/1/61	1,625,000	997,467
Crown Castle 1.05% 7/15/26	415,000	391,630
Frontier Communications Holdings 144A 5.00% 5/1/28 #	210,000	208,266
Meta Platforms
4.30% 8/15/29	120,000	121,878
4.55% 8/15/31	50,000	51,135
4.75% 8/15/34	105,000	107,214
5.40% 8/15/54	120,000	125,813

Midcontinent Communications 144A 8.00% 8/15/32 #	375,000	382,150
Netflix 4.90% 8/15/34	925,000	957,132
Rogers Communications
5.00% 2/15/29	245,000	250,094
5.30% 2/15/34	270,000	274,789

Sirius XM Radio 144A 4.125% 7/1/30 #	425,000	385,718
Sprint Capital 6.875% 11/15/28	255,000	278,614
T-Mobile USA
5.25% 6/15/55	255,000	253,944
5.75% 1/15/34	95,000	102,058

Verizon Communications 2.875% 11/20/50	135,000	91,645
		5,729,188
Consumer Cyclical — 0.76%
Alibaba Group Holding 2.125% 2/9/31	500,000	437,286
Aptiv 3.10% 12/1/51	400,000	254,504
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Caesars Entertainment 144A 6.50% 2/15/32 #	360,000	$ 372,614
Carnival 144A 4.00% 8/1/28 #	285,000	275,444
Ford Motor Credit
5.80% 3/8/29	200,000	203,364
6.125% 3/8/34	200,000	202,572
6.80% 5/12/28	200,000	209,621
6.95% 6/10/26	200,000	205,980
General Motors
5.40% 4/1/48	49,000	45,082
5.95% 4/1/49	57,000	56,545
General Motors Financial
5.60% 6/18/31	80,000	82,185
5.95% 4/4/34	280,000	289,892
Home Depot
1.875% 9/15/31	1,000,000	861,249
4.85% 6/25/31	60,000	62,215
4.875% 6/25/27	70,000	71,832
4.95% 6/25/34	185,000	192,404
Hyundai Capital America
144A 5.275% 6/24/27 #	105,000	107,388
144A 5.40% 6/24/31 #	115,000	119,321

Uber Technologies 5.35% 9/15/54	125,000	124,053
VICI Properties 4.95% 2/15/30	370,000	372,497
		4,546,048
Consumer Non-Cyclical — 0.30%
AbbVie 5.35% 3/15/44	95,000	100,287
Amgen 5.15% 3/2/28	115,000	118,451
Bunge Limited Finance 4.20% 9/17/29	330,000	329,255
HCA
5.45% 4/1/31	125,000	130,279
6.00% 4/1/54	175,000	185,035

Nestle Holdings 144A 1.875% 9/14/31 #	1,000,000	857,565
Zoetis 5.40% 11/14/25	65,000	65,633
		1,786,505
Electric — 1.14%
AEP Texas 5.40% 6/1/33	75,000	77,089
Appalachian Power 4.50% 8/1/32	350,000	345,507
Berkshire Hathaway Energy 2.85% 5/15/51	160,000	108,400
Constellation Energy Generation 5.75% 3/15/54	220,000	232,983
Dominion Energy 6.875% 2/1/55 μ	180,000	191,219
DTE Energy 5.10% 3/1/29	185,000	190,577
Duke Energy 6.45% 9/1/54 μ	105,000	109,284
Duke Energy Carolinas 4.95% 1/15/33	150,000	154,713

NQ- IV090 [0924] 1124 (4017304)    3

Consolidated schedule of investments
Macquarie VIP Asset Strategy Series   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Exelon 5.45% 3/15/34	95,000	$ 99,698
Fells Point Funding Trust 144A 3.046% 1/31/27 #	385,000	372,993
Nevada Power 5.90% 5/1/53	260,000	283,268
NextEra Energy Capital Holdings
5.55% 3/15/54	375,000	392,148
5.749% 9/1/25	445,000	449,630

Oglethorpe Power 6.20% 12/1/53	45,000	49,308
Pacific Gas & Electric 3.00% 6/15/28	1,154,000	1,097,666
PacifiCorp
5.10% 2/15/29	45,000	46,512
5.45% 2/15/34	80,000	83,180
5.80% 1/15/55	75,000	78,758

Southern California Edison 5.20% 6/1/34	175,000	181,503
Virginia Electric and Power 2.45% 12/15/50	2,500,000	1,548,347
Vistra Operations
144A 5.125% 5/13/25 #	384,000	383,496
144A 6.00% 4/15/34 #	80,000	85,556
144A 6.95% 10/15/33 #	200,000	225,641
		6,787,476
Energy — 1.17%
BP Capital Markets America
2.721% 1/12/32	215,000	191,693
2.939% 6/4/51	555,000	377,572
4.812% 2/13/33	105,000	106,446
5.227% 11/17/34	135,000	140,608

Cheniere Energy Partners 4.50% 10/1/29	240,000	236,868
ConocoPhillips 5.05% 9/15/33	445,000	460,730
Diamondback Energy
5.20% 4/18/27	90,000	91,875
5.40% 4/18/34	80,000	81,704
5.75% 4/18/54	270,000	272,263
Enbridge
5.25% 4/5/27	180,000	184,334
5.75% 7/15/80 μ	80,000	78,637
6.70% 11/15/53	105,000	121,665
Energy Transfer
5.95% 5/15/54	145,000	148,517
6.05% 9/1/54	500,000	518,319
6.10% 12/1/28	350,000	372,527
Enterprise Products Operating
3.30% 2/15/53	615,000	440,078
4.95% 2/15/35	125,000	126,991
5.35% 1/31/33	45,000	47,248
5.55% 2/16/55	125,000	129,222

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	405,200	$ 359,709
Hilcorp Energy I 144A 6.25% 4/15/32 #	375,000	365,317
Kinder Morgan 5.00% 2/1/29	70,000	71,526
Occidental Petroleum
5.375% 1/1/32	105,000	106,529
5.55% 10/1/34	565,000	574,009
6.05% 10/1/54	70,000	71,125
6.125% 1/1/31	270,000	285,098

ONEOK 5.65% 11/1/28	70,000	73,198
Targa Resources Partners 5.00% 1/15/28	770,000	770,438
TotalEnergies Capital 5.488% 4/5/54	160,000	165,472
		6,969,718
Finance Companies — 0.71%
AerCap Ireland Capital DAC 2.45% 10/29/26	2,155,000	2,070,232
Air Lease
4.125% 12/15/26 μ, ψ	605,000	569,292
4.625% 10/1/28	153,000	153,608
5.10% 3/1/29	111,000	113,735
5.20% 7/15/31	30,000	30,683

Apollo Debt Solutions BDC 144A 6.70% 7/29/31 #	170,000	175,209
Aviation Capital Group
144A 3.50% 11/1/27 #	495,000	477,716
144A 5.375% 7/15/29 #	180,000	183,962

Blue Owl Credit Income 144A 5.80% 3/15/30 #	425,000	421,090
		4,195,527
Insurance — 0.57%
Aon 5.00% 9/12/32	635,000	651,635
Aon North America
5.30% 3/1/31	125,000	130,471
5.75% 3/1/54	50,000	53,010
Athene Holding
3.45% 5/15/52	385,000	264,378
3.95% 5/25/51	175,000	134,705
Elevance Health
5.15% 6/15/29	180,000	186,822
5.375% 6/15/34	480,000	504,767
UnitedHealth Group
4.50% 4/15/33	508,000	510,436
4.90% 4/15/31	545,000	563,973
5.375% 4/15/54	185,000	192,462
5.50% 7/15/44	205,000	217,079
		3,409,738

4    NQ- IV090 [0924] 1124 (4017304)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Natural Gas — 0.20%
Atmos Energy
2.85% 2/15/52	150,000	$ 101,086
5.75% 10/15/52	270,000	297,034
Engie
144A 5.25% 4/10/29 #	200,000	207,049
144A 5.625% 4/10/34 #	200,000	210,269

Sempra 6.40% 10/1/54 μ	375,000	376,643
		1,192,081
Real Estate Investment Trusts — 0.05%
Extra Space Storage 5.40% 2/1/34	310,000	320,376
		320,376
Technology — 0.60%
Amentum Escrow 144A 7.25% 8/1/32 #	365,000	381,260
Apple
1.40% 8/5/28	155,000	142,244
2.40% 8/20/50	3,000	1,988
2.65% 2/8/51	2,000,000	1,376,794
Broadcom
5.05% 7/12/29	170,000	175,181
5.15% 11/15/31	105,000	109,009

CDW 3.276% 12/1/28	555,000	526,048
Entegris 144A 4.75% 4/15/29 #	150,000	147,953
Oracle
3.60% 4/1/50	286,000	217,922
4.20% 9/27/29	120,000	119,837
4.65% 5/6/30	70,000	71,415
5.375% 9/27/54	120,000	120,016

Roper Technologies 4.90% 10/15/34	163,000	164,205
		3,553,872
Transportation — 0.02%
ERAC USA Finance 144A 4.90% 5/1/33 #	105,000	107,091
		107,091
Total Corporate Bonds (cost $60,030,881)		59,159,375

Government Agency Obligations — 0.14%
Aeropuerto Internacional de Tocumen 144A 4.00% 8/11/41 #	500,000	404,700
Comision Federal de Electricidad 144A 3.875% 7/26/33 #	500,000	421,753
Total Government Agency Obligations (cost $1,000,000)		826,453

	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities — 1.42%
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	550,000	$ 561,910
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	200,000	208,316
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	1,000,000	1,023,631
Hyundai Auto Lease Securitization Trust Series 2024-C A3 144A 4.62% 4/17/28 #	350,000	353,604
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,019,225
Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	525,000	528,407
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	775,000	792,427
Verizon Master Trust Series 2024-3 A1A 5.34% 4/22/30	1,000,000	1,027,933
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	1,000,000	1,017,059
World Omni Auto Receivables Trust Series 2023-C A3 5.15% 11/15/28	1,900,000	1,919,990
Total Non-Agency Asset-Backed Securities (cost $8,313,507)		8,452,502

Non-Agency Collateralized Mortgage Obligations — 0.41%
Connecticut Avenue Securities Trust Series 2023-R08 1M1 144A 6.78% (SOFR + 1.50%) 10/25/43 #, •	1,298,183	1,301,887
PRPM Series 2024-RPL1 A1 144A 4.20% 12/25/64 #, φ	1,135,969	1,115,116
Total Non-Agency Collateralized Mortgage Obligations (cost $2,383,249)		2,417,003

Non-Agency Commercial Mortgage-Backed Securities — 2.00%
BANK
Series 2019-BN21 A5 2.851% 10/17/52	1,465,000	1,343,353
Series 2020-BN25 A5 2.649% 1/15/63	1,000,000	904,657

BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	1,000,000	878,020

NQ- IV090 [0924] 1124 (4017304)    5

Consolidated schedule of investments
Macquarie VIP Asset Strategy Series   (Unaudited)
	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2020-B18 A5 1.925% 7/15/53	2,000,000	$ 1,715,691
Series 2021-B24 A5 2.584% 3/15/54	2,000,000	1,739,814
Series 2021-B25 A5 2.577% 4/15/54	2,000,000	1,713,938

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	2,000,000	1,845,382
GS Mortgage Securities Trust Series 2020-GC47 A5 2.377% 5/12/53	2,000,000	1,777,692
Total Non-Agency Commercial Mortgage-Backed Securities (cost $11,661,116)		11,918,547

Loan Agreements — 0.36%
Basic Industry — 0.02%
A-Ap Buyer 8.854% (SOFR03M + 3.25%) 9/9/31 •	125,000	125,781
		125,781
Brokerage — 0.03%
June Purchaser TBD
9/11/31	158,571	158,150
9/11/31	26,429	26,359
		184,509
Capital Goods — 0.11%
Alliance Laundry Systems Tranche B 8.345% (SOFR01M + 3.50%) 8/9/31 •	155,000	155,498
Lightning Power Tranche B 8.346% (SOFR03M + 3.25%) 8/18/31 •	210,000	210,686
White Cap Buyer Tranche C 8.095% (SOFR01M + 3.25%) 10/19/29 •	310,000	307,939
		674,123
Communications — 0.03%
Midcontinent Communications 7.597% (SOFR01M + 2.50%) 8/16/31 •	168,000	169,050
		169,050
Financial Services — 0.03%
Dragon Buyer TBD 1/1/40	190,000	189,335
		189,335
Technology — 0.14%
Amentum Holdings TBD 7/30/31	250,000	249,531
	Principalamount°	Value (US $)

Loan Agreements (continued)
Technology (continued)
BMC Software 1st Lien TBD 7/30/31	410,000	$ 409,469
Instructure Holdings TBD 9/11/31	140,000	139,096
		798,096
Total Loan Agreements (cost $2,133,178)		2,140,894

Sovereign BondΔ — 0.07%
Mexico — 0.07%
Mexico Government International Bond 5.00% 4/27/51	500,000	422,895
Total Sovereign Bond (cost $579,101)		422,895

US Treasury Obligations — 6.63%
US Treasury Bonds
2.375% 2/15/42	6,220,000	4,846,741
3.00% 2/15/49	560,000	453,534
3.875% 2/15/43	1,595,000	1,539,175
4.25% 8/15/54	90,000	91,913
4.375% 2/15/38	2,520,000	2,656,041
4.625% 5/15/54	790,000	857,088
US Treasury Floating Rate Notes
4.702% (USBMMY3M + 0.15%) 4/30/26 •	4,075,000	4,070,067
4.734% (USBMMY3M + 0.18%) 7/31/26 •	9,505,000	9,494,194
US Treasury Notes
3.375% 9/30/29	5,310,000	5,294,443
3.875% 8/15/34	2,415,000	2,432,169
4.00% 8/31/26	215,000	215,328
4.00% 7/31/29	3,335,000	3,398,964
4.375% 5/15/34	3,300,000	3,457,008
4.625% 5/31/31	645,000	681,697
Total US Treasury Obligations (cost $40,310,608)		39,488,362
	Number of shares
Common Stocks — 59.86%
Communication Services — 6.13%
Alphabet Class A	73,367	12,167,917
Deutsche Telekom	232,349	6,825,491
Meta Platforms Class A	10,700	6,125,108
Netflix †	8,419	5,971,344
Sea ADR †	57,576	5,428,265
		36,518,125
Consumer Discretionary — 5.86%
Amazon.com †	63,412	11,815,558

6    NQ- IV090 [0924] 1124 (4017304)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
DraftKings Class A †	59,001	$ 2,312,839
Ferrari	12,613	5,892,655
Home Depot	20,004	8,105,621
LVMH Moet Hennessy Louis Vuitton	8,760	6,713,697
Media Group Holdings Series H <<, =, †	31,963	73,384
Media Group Holdings Series T <<, =, †	4,006	0
		34,913,754
Consumer Staples — 3.91%
BJ's Wholesale Club Holdings †	57,571	4,748,456
Casey's General Stores	15,640	5,876,104
Coca-Cola	80,927	5,815,414
COTA Series B =, †, π	73	668,225
Procter & Gamble	35,603	6,166,440
		23,274,639
Energy — 0.97%
Canadian Natural Resources	86,295	2,865,857
ConocoPhillips	27,505	2,895,726
		5,761,583
Financials — 9.71%
Adyen 144A #, †	2,698	4,212,399
Aon Class A	11,765	4,070,572
Blue Owl Capital	265,845	5,146,759
BNP Paribas	76,898	5,268,619
Discover Financial Services	32,372	4,541,468
HDFC Bank	328,491	6,789,431
Intercontinental Exchange	40,169	6,452,748
KB Financial Group	71,040	4,394,843
Mastercard Class A	16,896	8,343,245
Mitsubishi UFJ Financial Group	485,700	4,911,915
Morgan Stanley	35,525	3,703,126
		57,835,125
Healthcare — 7.74%
AstraZeneca	29,646	4,592,929
Danaher	16,601	4,615,410
Eli Lilly & Co.	9,023	7,993,837
Genmab †	16,058	3,884,681
Hoya	53,500	7,364,742
Thermo Fisher Scientific	7,070	4,373,290
UnitedHealth Group	12,907	7,546,465
Vertex Pharmaceuticals †	12,341	5,739,552
		46,110,906
Industrials — 7.64%
Airbus	39,780	5,810,567
CSX	155,845	5,381,328
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Epiroc Class A	127,460	$ 2,754,813
Howmet Aerospace	65,183	6,534,596
Ingersoll Rand	61,210	6,008,374
ITOCHU	91,300	4,877,380
Siemens	25,589	5,165,360
Thales	26,572	4,216,432
Vinci	40,696	4,754,314
		45,503,164
Information Technology — 15.32%
Apple	49,255	11,476,415
CDW	18,675	4,226,153
KLA	8,842	6,847,333
Lam Research	4,927	4,020,826
Microchip Technology	62,239	4,997,169
Microsoft	46,376	19,955,593
NVIDIA	120,121	14,587,494
Salesforce	28,238	7,729,023
SAP	30,517	6,943,468
Taiwan Semiconductor Manufacturing	345,450	10,446,515
		91,229,989
Materials — 1.59%
Mondi	191,739	3,642,669
Sherwin-Williams	15,233	5,813,979
		9,456,648
Utilities — 0.99%
NTPC	1,117,676	5,911,058
		5,911,058
Total Common Stocks (cost $291,070,487)		356,514,991

Preferred Stock — 0.37%
Petroleo Brasileiro 12.88% ω	331,930	2,198,365
Total Preferred Stock (cost $2,017,105)		2,198,365

Exchange-Traded Funds — 1.53%
iShares Core MSCI Europe ETF	36,583	2,229,002
Vanguard S&P 500 ETF	13,002	6,860,765
Total Exchange-Traded Funds (cost $8,598,299)		9,089,767
Troy Ounces
Bullion — 4.71%
Gold	10,663	28,053,848

NQ- IV090 [0924] 1124 (4017304)    7

Consolidated schedule of investments
Macquarie VIP Asset Strategy Series   (Unaudited)
Troy Ounces	Value (US $)
Bullion (continued)
Total Bullion (cost $12,870,227)	28,053,848
	Number of shares
Short-Term Investments — 2.92%
Money Market Mutual Funds — 2.92%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	4,348,718	$ 4,348,718
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	4,344,108	4,344,108
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	4,344,108	4,344,108
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	4,344,108	4,344,108
Total Short-Term Investments (cost $17,381,042)		17,381,042

Total Value of Securities—100.34% (cost $518,290,317)		597,560,132
Liabilities Net of Receivables and Other Assets—(0.34%)★		(2,004,519)
Net Assets Applicable to 59,451,871 Shares Outstanding—100.00%		$595,555,613
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of Rule 144A securities was $25,577,650, which represents 4.29% of the Series’ net assets.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
φ	Step coupon bond. Stated rate in effect at September 30, 2024 through maturity date.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
<<	Affiliated company.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2024, the aggregate value of restricted securities was $668,225, which represented 0.11% of the Series' net assets. See table below for additional details on restricted securities.
ω	Perpetual security with no stated maturity date.
★	Includes $252,076 cash collateral held at broker for futures contracts as of September 30, 2024.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
COTA Series B	9/11/14	$1,618,843	$668,225

8    NQ- IV090 [0924] 1124 (4017304)

(Unaudited)
The following futures contracts were outstanding at September 30, 2024:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
25	US Treasury 5 yr Notes	$2,747,071	$2,735,607	12/31/24	$11,464	$—	$(9,180)
(16)	US Treasury 10 yr Ultra Notes	(1,892,750)	(1,893,835)	12/19/24	1,085	—	8,250
56	US Treasury Long Bonds	6,954,500	6,988,624	12/19/24	—	(34,124)	(38,500)
3	US Treasury Ultra Bonds	399,281	401,982	12/19/24	—	(2,701)	(2,344)
Total Futures Contracts			$8,232,378		$12,549	$(36,825)	$(41,774)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the consolidated schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BDC – Business Development Company
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
MSCI – Morgan Stanley Capital International
REMIC – Real Estate Mortgage Investment Conduit
Summary of abbreviations: (continued)
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year

NQ- IV090 [0924] 1124 (4017304)    9